Wilson Sonsini Goodrich & Rosati, P.C.
900 South Capital of Texas Highway
Las Cimas IV, Fifth Floor
Austin, Texas 78746

July 24, 2009

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549

Attention:  Melissa Feider, Division of Corporation Finance

Re: National Instruments Corporation
Form 10-K for fiscal year ended December 31, 2008
Form 10-Q for fiscal quarter ended March 31, 2009
Commission File No. 0-25426

Ladies and Gentlemen:

On behalf of National Instruments Corporation (the “Company”), we are transmitting the Company’s Memorandum of Response (the “Response Letter”) to the additional comments of the Staff (the “Staff”) of the Securities and Exchange Commission contained in the Staff’s letter dated June 10, 2009 relating to the Company’s Form 10-K for the fiscal year ended December 31, 2008 and Form 10-Q for the fiscal quarter ended March 31, 2009.

If you should have any questions or additional comments regarding the Company’s Response Letter, please do not hesitate to contact the undersigned at (512) 338-5400.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ J. Robert Suffoletta, Jr.
J. Robert Suffoletta, Jr.

Enclosure